Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

NOTE 13: - INCOME TAXES

a.	Tax rate applicable to Company:

The corporate tax rate in Israel in 2023, 2024 and 2025 was 23%.

The Company received a Tax Ruling from the Israel Tax Authority regarding its entitlement to benefits as a “Preferred Company” and “Preferred Technological Enterprise”, as defined in the Law for the Encouragement of Capital Investments, 5719-1959, subject to a reduced tax rate. The reduced tax rates at development area A in which the Company’s offices are located is 7.5%, subject to various conditions. The Tax Ruling is valid from 2020 until tax year 2024 (inclusive), and the Company is currently working to receive an updated Tax Ruling for future years.

b.	Income taxes on non-Israeli subsidiaries:

The Company’s subsidiaries are separately taxed under the domestic tax laws of the jurisdiction of incorporation of each entity.

Tax rate applicable to ATM Inc.:

The United States of America federal rate was 21% and the state corporate income tax rates range from 6.5% to 11.5% for the years ended December 31, 2023, 2024 and 2025. ATM Inc is subject to United States of America income tax laws. There are no provisions for United States of America federal, state or other taxes for any period.

Tax rate applicable to ATM KK (Japan):

The General Corporation tax (national tax in Japan) rate is 23.2% for fiscal years beginning after April 2018. Local taxes are also applicable in different rates and may result in a higher effective tax rate (for example, for Tokyo-based companies the effective statutory tax rate would generally be 30.62% for large companies, and 33.6% for small companies).

c.	The components of the net loss before tax on income were as follows:

	Year ended December 31,
	2023	2024	2025

Domestic (Israel)	$28,224	$31,065	$42,331
Foreign	916	679	175

Total	$29,141	$31,744	$42,506

Income tax expense was as follows:

	Year ended December 31,
	2023	2024	2025
Current:
Domestic (Israel)	$-	$-	$-
Foreign	16	6	24

	16	6	24

Deferred:
Domestic (Israel)	-	-	-
Foreign	-	-	97

	-	-	97

Income tax expense	$16	$6	$121

During the year ended December 31, 2025, the Company paid cash income taxes totaling $4, comprising $2 in the U.S., $1 in Japan, and $1 in Canada.

d.	Net operating losses carry forward:

The Company has accumulated losses for tax purposes as of December 31, 2025 in the amount of approximately $111,356 which may be carried forward and offset against taxable income in the future for an indefinite period.

e.	Tax assessment:

The Company has tax assessments through 2020 that are considered to be final.

f.	Deferred taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s deferred tax assets are comprised of operating loss carryforwards and other temporary differences.

Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2024	2025
Deferred tax assets:
Reserves and allowances	$35	$57
R&D expenses	1,537	1,976
Stock-based compensation	254	408
Lease liability	954	896
Loss carryforward	5,470	8,432

Total deferred tax assets before valuation allowance	8,250	11,769
Less - valuation allowance	(7,135)	(10,841)
Total deferred tax assets	1,115	928

Deferred tax liabilities:
Property and equipment	(96)	(128)
ROU Asset	(1,019)	(897)
Total deferred tax liabilities	(1,115)	(1,025)

Net deferred tax assets, net	$-	$(97)

Management currently believes that, due to the Company’s history of losses and uncertainty regarding future taxable income, it is more-likely-than-not that its deferred tax assets will not be realized, except to the extent of future taxable income resulting from the reversal of existing deferred tax liabilities. Accordingly, the Company has recorded a valuation allowance against its deferred tax assets to reduce them to the amount expected to be realizable.

g.	Reconciliation of the theoretical tax expense to actual tax expense:

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2u, the reconciliation of the amount that would result from applying the Company’s statutory tax rate in Israel to income before income tax expense to the reported amount of income tax expense is as follows:

	Year ended December 31, 2025
	Total	%

Tax at Israel statutory rate	(9,804)	23.00%
Foreign Tax Effects	192	(0.45)%
Change in valuation allowance	2,297	(5.39)%
Nontaxable or Nondeductible Items:
Share-based payment awards	2,399	(5.63)%
Warrants remeasurements	502	(1.18)%
Nondeductible interest expenses	86	(0.20)%
Preferred Technology Enterprise tax effect	4,748	(11.14)%
Other Adjustments	(541)	1.27%

Effective tax rate	$121	0.28%

For the years ended December 31, 2023 and 2024, prior to the adoption of ASU 2023-09, the primary reconciling items between the Company’s statutory tax rate and the effective tax rate were nondeductible expenses and the provision for a valuation allowance against deferred tax assets related to tax benefits from carryforward tax losses, due to uncertainty regarding their realization, except to the extent supported by the reversal of existing deferred tax liabilities.